Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 2, 2011
Registrant Name	dei_EntityRegistrantName	Grail Advisors ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001415845
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 2, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 2, 2011

Grail American Beacon Large Cap Value ETF (Prospectus Summary) | Grail American Beacon Large Cap Value ETF
GRAIL ADVISORS ACTIVELY MANAGED ETFS
SUPPLEMENT DATED APRIL 29, 2011
TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

                   GRAIL AMERICAN BEACON LARGE CAP VALUE ETF

                                  (THE "ETF")

This supplement updates the Prospectus and Statement of Additional Information
of the ETF, dated February 28, 2011, as supplemented, as follows:

As noted in a supplement dated April 15, 2011, Columbia Management Investment
Advisers, LLC ("Columbia") will begin providing investment sub-advisory services to the ETF, as of April 30, 2011.  The existing subadvisory agreements with the current sub-advisers to the ETF terminate, pursuant to their terms, on that date.  At this time, Grail Advisors, LLC ("Grail") continues to serve as investment manager of the ETF.

As of April 30, 2011, references to, and disclosures concerning, American Beacon
Advisors, Inc., Hotchkis and Wiley Capital Management, LLC and Brandywine Global
Investment Management, LLC are hereby deleted from the Prospectus and Statement of Additional Information.  Columbia will, during the interim period described below, serve as the ETF's sole investment sub-adviser.

As of April 30, 2011, references to the ETF's portfolio managers currently listed in the Prospectus and Statement of Additional Information are hereby deleted.  As described below, Neil T. Eigen and Richard S. Rosen will become the portfolio managers for the ETF effective April 30, 2011.

Also, as of April 30, 2011, the name of the ETF is changing to the "Columbia
Concentrated Large Cap Value Strategy Fund" and references to the name of the
ETF in the Prospectus and Statement of Additional Information are hereby replaced with the new name.

In addition to the general updates noted above, specific sections of the
Prospectus and Statement of Additional Information are updated, as of April 30,
2011, as follows:

                          SUPPLEMENT TO THE PROSPECTUS

On page 2 of the Prospectus, under "Principal Investment Strategies," the second through the fifth paragraphs are hereby deleted and replaced in their entirety with the following:
Columbia Management Investment Advisers, LLC, the ETF's sub-adviser, uses a bottom-up stock selection approach.  This means that the sub-adviser concentrates on individual company fundamentals, rather than on a particular industry.  In selecting investments, the sub-adviser seeks to identify value companies that it believes display certain characteristics, including but not limited to, one or more of the following:

·        a low price-to-earnings and/or low price-to-book ratio;

·        positive change in senior management;

·        positive corporate restructuring;

·        temporary setback in price due to factors that no longer exist;

·        a positive shift in the company's business cycle; and/or

·        a catalyst for increase in the rate of the company's earnings growth.

The ETF can invest in any economic sector and, at times, it may emphasize one or more particular sectors.  The ETF may hold a small number of securities because the sub-adviser believes doing so allows it to adhere to its value investment approach.  The sub-adviser seeks to maintain close contact with the management of each company in which the ETF invests or the third-party analysts covering such companies, and continually monitors the ETF's holdings, remaining sensitive to overvaluation and deteriorating fundamentals.

The ETF generally sells a stock if the sub-adviser believes it has become fully valued, its fundamentals have deteriorated, or ongoing evaluation reveals that there are more attractive investment opportunities available.

On page 3 of the Prospectus, under "Principle Risks," the risk entitled "Multi-Manager Risk" is hereby deleted and the following risks are hereby added:
Focused Portfolio Risk.  The ETF, because it may invest in a limited number of companies, may have more volatility and is considered to have more risk than a fund or ETF that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the ETF's net asset value.  To the extent the ETF invests its assets in fewer securities, the ETF is subject to greater risk of loss if any of those securities declines in price.

Sector Risk.  Because the ETF may emphasize one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds or ETFs that do not so emphasize.  The more a fund or ETF diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
Grail American Beacon Large Cap Value ETF (Prospectus Summary) | Grail American Beacon Large Cap Value ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	GRAIL ADVISORS ACTIVELY MANAGED ETFS
Risk/Return, Supplement Text Block	ck0001415845_SupplementTextBlock
SUPPLEMENT DATED APRIL 29, 2011
TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

                   GRAIL AMERICAN BEACON LARGE CAP VALUE ETF

                                  (THE "ETF")

This supplement updates the Prospectus and Statement of Additional Information
of the ETF, dated February 28, 2011, as supplemented, as follows:

As noted in a supplement dated April 15, 2011, Columbia Management Investment
Advisers, LLC ("Columbia") will begin providing investment sub-advisory services to the ETF, as of April 30, 2011.  The existing subadvisory agreements with the current sub-advisers to the ETF terminate, pursuant to their terms, on that date.  At this time, Grail Advisors, LLC ("Grail") continues to serve as investment manager of the ETF.

As of April 30, 2011, references to, and disclosures concerning, American Beacon
Advisors, Inc., Hotchkis and Wiley Capital Management, LLC and Brandywine Global
Investment Management, LLC are hereby deleted from the Prospectus and Statement of Additional Information.  Columbia will, during the interim period described below, serve as the ETF's sole investment sub-adviser.

As of April 30, 2011, references to the ETF's portfolio managers currently listed in the Prospectus and Statement of Additional Information are hereby deleted.  As described below, Neil T. Eigen and Richard S. Rosen will become the portfolio managers for the ETF effective April 30, 2011.

Also, as of April 30, 2011, the name of the ETF is changing to the "Columbia
Concentrated Large Cap Value Strategy Fund" and references to the name of the
ETF in the Prospectus and Statement of Additional Information are hereby replaced with the new name.

In addition to the general updates noted above, specific sections of the
Prospectus and Statement of Additional Information are updated, as of April 30,
2011, as follows:

                          SUPPLEMENT TO THE PROSPECTUS

Investment Strategy, Heading	rr_StrategyHeading	On page 2 of the Prospectus, under "Principal Investment Strategies," the second through the fifth paragraphs are hereby deleted and replaced in their entirety with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Columbia Management Investment Advisers, LLC, the ETF's sub-adviser, uses a bottom-up stock selection approach.  This means that the sub-adviser concentrates on individual company fundamentals, rather than on a particular industry.  In selecting investments, the sub-adviser seeks to identify value companies that it believes display certain characteristics, including but not limited to, one or more of the following:

·        a low price-to-earnings and/or low price-to-book ratio;

·        positive change in senior management;

·        positive corporate restructuring;

·        temporary setback in price due to factors that no longer exist;

·        a positive shift in the company's business cycle; and/or

·        a catalyst for increase in the rate of the company's earnings growth.

The ETF can invest in any economic sector and, at times, it may emphasize one or more particular sectors.  The ETF may hold a small number of securities because the sub-adviser believes doing so allows it to adhere to its value investment approach.  The sub-adviser seeks to maintain close contact with the management of each company in which the ETF invests or the third-party analysts covering such companies, and continually monitors the ETF's holdings, remaining sensitive to overvaluation and deteriorating fundamentals.

The ETF generally sells a stock if the sub-adviser believes it has become fully valued, its fundamentals have deteriorated, or ongoing evaluation reveals that there are more attractive investment opportunities available.

Risk, Heading	rr_RiskHeading	On page 3 of the Prospectus, under "Principle Risks," the risk entitled "Multi-Manager Risk" is hereby deleted and the following risks are hereby added:
Risk, Narrative	rr_RiskNarrativeTextBlock
Focused Portfolio Risk.  The ETF, because it may invest in a limited number of companies, may have more volatility and is considered to have more risk than a fund or ETF that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the ETF's net asset value.  To the extent the ETF invests its assets in fewer securities, the ETF is subject to greater risk of loss if any of those securities declines in price.

Sector Risk.  Because the ETF may emphasize one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds or ETFs that do not so emphasize.  The more a fund or ETF diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.